RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Type of transaction	2023	2022	2021
	$	$	$
Consulting fees	216,000	168,000	162,500
Management fees	216,000	168,000	205,000
Professional fees	128,400	124,200	150,000
Share-based compensation	495,348	151,088	264,393
	1,055,748	611,288	781,893